Lease (Tables)	12 Months Ended
	Dec. 31, 2025	May 31, 2025
Lease (Tables) [Line Items]
Schedule of Operating Leases Obligation	The discount rates reflect the estimated incremental borrowing rate, which includes an assessment of the credit rating to determine the rate that the Group would have to pay to borrow, on a collateralized basis for a similar term, an amount equal to the lease payments in a similar economic environment.
	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023
Lease cost
Operating lease cost	—	50,520	252,345
Short-term lease cost	—	3,374	65,221
Total lease cost	$—	$53,894	317,566

Other information
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$98,448	$120,824	389,365
Weighted-average remaining lease term – operating leases	0.2 years	1.2 years	1.9 years
Weighted-average discount rate – finance leases	—%	—%	—%
Weighted-average discount rate – operating leases	8.0%	8.0%	8.0%

Schedule of Maturity Analysis of Operating Leases Liabilities

The maturity analysis of operating leases liabilities as of December 31, 2025 is as follows:

December 31, 2025
Remaining periods ending December 31,
2026	24,573
Total future undiscounted cash flow	24,573
Less: Discount on operating lease liabilities	(145)
Present value of operating lease liabilities	24,428

DiamiR Biosciences Corp. [Member]
Lease (Tables) [Line Items]
Schedule of Operating Leases Obligation

Supplemental cash flow information and non-cash activity related to leases include the following in the years ended May 31:

	2025	2024
Cash paid on operating lease liabilities	$42,052	$40,827
Right of use assets acquired under operating leases	$39,083	$37,319

Schedule of Maturity Analysis of Operating Leases Liabilities

Minimum lease payments under leases with terms greater than one year are as follows:

Year	Amount
Year ending May 31, 2026	$43,313
Year ending May 31, 2027	25,703
Total	69,016
Less imputed interest	(4,935)
Lease liability	$64,081

Schedule of Lease Terms and Discount Rates	Lease terms and assumed discount rates are as follows:
	May 31, 2025	May 31, 2024
Average lease term	1.6 years	1.6 years
Discount rate	10%	10%